Commitments - Additional Information (Detail)					6 Months Ended	12 Months Ended
	Apr. 28, 2021 USD ($)	Feb. 17, 2021 USD ($) $ / shares shares	Nov. 13, 2019 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) Number $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2020 $ / shares
Common stock, par value | $ / shares					$ 0.00001	$ 0.00001
Share price per share | $ / shares								$ 0.0011
Capital lease arrangements						$ 55,000
Rental expense						$ 3,200,000	$ 2,700,000
Litigation Settlement, Amount Awarded from Other Party				$ 2,500,000
Common Class B [Member]
Common stock, par value | $ / shares					$ 0.00001	$ 0.00001	$ 0.00001
Commitments For Launches [Member]
Capital lease arrangements						$ 8,700	$ 100,000
Other commitment, number of launches | Number					5
Other commitment					$ 40,600,000
Other commitment, description					The terms of the arrangements also allow for us to remanifest the satellites if significant delays in excess of 365 days or other inexcusable delays occur with the provider. Subsequent to remanifest efforts four months after the 365 days, the Company can request a refund of all recoverable costs. The launch service provider invoices based on the later of closing the merger transaction or time-based milestone payments from estimated launch dates. Payment terms are 15 days from invoice date
Other commitment payment terms					15 days
Commitments For Launches [Member] | Satellites [Member]
Other commitment number of property and equipment included | Number					10
Jason And Marian Joh Andrews. [Member] | Loan From Related Party [Member] | Andrews Notes [Member] | Commercial Paper [Member]
Repayment of related party debt	$ 800,000
Notes payable to related parties	$ 1,800,000
OSPREY TECHNOLOGY ACQUISITION CORP.
Underwriting discount							571,876
Stock shares issued during the period shares | shares						31,625,000
Repayment of related party debt							$ 224,992
OSPREY TECHNOLOGY ACQUISITION CORP. | Common Class B [Member]
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
PIPE Investment Subscription Agreements [Member] | OSPREY TECHNOLOGY ACQUISITION CORP.
Stock shares issued during the period shares | shares		18,000,000
Sale of stock issue price per share | $ / shares		$ 10.00
Proceeds from issuance of common stock		$ 180,000,000
Number of days within which securities shall be registered with the securities exchange commission		45 days
Number of days within which registration shall be effective if there is no notification for review		90 days
Number of days within which registration shall be effective if there is notification for review		10 days
Period for which registration statement shall be effective		2 years
Proceeds from issuance of common stock		$ 180,000,000
Sponsor Support Agreement [Member] | OSPREY TECHNOLOGY ACQUISITION CORP.
Period for which certain shares shall not be transferred post consummation of business combination		7 years
Sponsor Support Agreement [Member] | Share Price Triggering Warrant Exercise [Member] | OSPREY TECHNOLOGY ACQUISITION CORP.
Share price per share | $ / shares		$ 20.00
Stockholder Support Agreement [Member] | Certain Shareholders of Black Skyholdings [Member] | OSPREY TECHNOLOGY ACQUISITION CORP.
Percentage of shares to be voted in favour of the merger in case board of directors do not recommend the merger		35.00%
Period within which the written consent for the merger shall be executed from the date of the registration statement becoming effective		5 days
Merger Agreement With Osprey Technology Acquisition Corp [Member]
Gross proceeds received by combined entity		$ 225,000,000
Termination fee		$ 40,700,000
Merger Agreement With Osprey Technology Acquisition Corp [Member] | Common Class B [Member]
Cash distribution per share | $ / shares		$ 0.00001
Black Sky [Member] | OSPREY TECHNOLOGY ACQUISITION CORP.
Purchase price | $ / shares		$ 10.00
Business combination, transferred other		$ 925,000,000
Common stock, par value | $ / shares		$ 0.00001
Cash payable per share | $ / shares		$ 0.00001
Post Merger Combined Company [Member] | Merger Agreement With Osprey Technology Acquisition Corp [Member] | Maximum [Member]
Business acquisition, percentage of voting interests acquired		72.00%
Post Merger Combined Company [Member] | Merger Agreement With Osprey Technology Acquisition Corp [Member] | Minimum [Member]
Business acquisition, percentage of voting interests acquired		57.00%
Over-Allotment Option [Member] | OSPREY TECHNOLOGY ACQUISITION CORP.
Option to purchase additional units to cover over-allotments | shares					4,125,000	4,125,000
Number of additional units purchased by underwriters | shares			4,125,000
Underwriters option period					45 days	45 days
Underwriting discount per unit | $ / shares			$ 0.20
Underwriting discount			$ 6,325,000
Deferred fee per unit | $ / shares			$ 0.35
Deferred fee			$ 11,068,750